FFTW Funds, Inc. (the “Fund”)
International Portfolio Prospectus - Advisor Class dated April 30, 2005
Supplement dated November 30, 2005

Effective November 22, 2005, Grant Thornton LLP became the Fund’s independent registered public accounting firm.

Effective September 26, 2005, Richard Williams has assumed sole responsibility for managing the International Portfolio. The following information replaces Portfolio Manager disclosure for the International Portfolio in the section entitled “PORTFOLIO MANAGERS” on page 9 of the Prospectus:

RICHARD WILLIAMS, CHIEF INVESTMENT OFFICER, PORTFOLIO MANAGER. Mr. Williams, a Managing Director, has responsibility for management of the International Portfolio. He joined FFTW in 1995. In his role as Chief Investment Officer, Mr. Williams chairs the Investment Strategy Group, which determines the investment strategy and sector allocations for all portfolios under the firm’s management. His primary portfolio responsibility is for global bond portfolios with an emphasis on interest rates. Mr. Williams joined FFTW from Deutsche Bank, where he worked as an analyst in the fixed income research department for two years. Mr. Williams has a MA in mathematics from Lincoln College, Oxford University, and completed an MBA from City University Business School while at FFTW. He is a Fellow of the Institute of Actuaries and has lectured in Finance at Moscow State University.

FFTW Funds, Inc. (the “Fund”)
Limited Duration Portfolio Prospectus - Advisor Class dated April 30, 2005
Supplement dated November 30, 2005

Effective November 22, 2005, Grant Thornton LLP became the Fund’s independent registered public accounting firm.

FFTW Funds, Inc. (the “Fund”)
Worldwide Core Portfolio Prospectus - Advisor Class dated April 30, 2005
Supplement dated November 30, 2005

Effective November 22, 2005, Grant Thornton LLP became the Fund’s independent registered public accounting firm.

FFTW Funds, Inc. (the “Fund”)
Advisor Class Prospectus dated April 30, 2005
Supplement dated November 30, 2005

Effective November 22, 2005, Grant Thornton LLP became the Fund’s independent registered public accounting firm.

Effective September 26, 2005, Richard Williams has assumed sole responsibility for managing the International Portfolio and John Carey has assumed responsibility for managing the Mortgage-Backed Portfolio. The following information replaces Portfolio Manager disclosure for the International Portfolio and the Mortgage-Backed Portfolio in the section entitled “PORTFOLIO MANAGERS” on page 23 of the Prospectus:

RICHARD WILLIAMS, CHIEF INVESTMENT OFFICER, PORTFOLIO MANAGER. Mr. Williams, a Managing Director, has responsibility for management of the International Portfolio. He joined FFTW in 1995. In his role as Chief Investment Officer, Mr. Williams chairs the Investment Strategy Group, which determines the investment strategy and sector allocations for all portfolios under the firm’s management. His primary portfolio responsibility is for global bond portfolios with an emphasis on interest rates. Mr. Williams joined FFTW from Deutsche Bank, where he worked as an analyst in the fixed income research department for two years. Mr. Williams has a MA in mathematics from Lincoln College, Oxford University, and completed an MBA from City University Business School while at FFTW. He is a Fellow of the Institute of Actuaries and has lectured in Finance at Moscow State University.

JOHN CAREY, PORTFOLIO MANAGER. Mr. Carey, a Managing Director, has responsibility for management of the Mortgage-Backed Portfolio and has primary responsibility for the firm's mortgage and short duration products. Mr. Carey joined FFTW in 1998 from Atlantic Portfolio Analytics and Management. Mr. Carey is head of the Structured Securities Team and a member of the firm's Investment Strategy Group.

The following information replaces the “PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED RISKS” for the Limited Duration Portfolio on pages 32 and 33 of the Prospectus:

Principal Investment Strategies
•	Asset-Backed Securities
•	Bank Obligations
•	Corporate Debt Instruments
•	Derivative Securities
•	Duration Management Transactions
•	Foreign Instruments
•	Investment Companies
•	Mortgage-Backed Securities
•	U.S. Government, Agency and Government
Sponsored Securities

Other Investments
•	Dollar Roll Transactions
•	Illiquid Securities
•	Inflation-Indexed Securities
•	Loan Participations and Assignments
• Repurchase and Reverse Repurchase Agreements
•	Stripped Instruments
•	Swaps
•	TBA Transactions
•	Total Return Swaps
•	When Issued and Forward Commitment Securities
•	Zero Coupon Securities

FFTW Funds, Inc. (the “Fund”)
Statement of Additional Information dated April 30, 2005
Supplement dated November 30, 2005

Effective November 22, 2005, Grant Thornton LLP became the Fund’s independent registered public accounting firm.

The following information replaces paragraph (iii) in the section entitled “DISCLOSURE OF FUND PORTFOLIO HOLDINGS” on page 52 of the Statement of Additional Information:

The Fund’s independent registered public accounting firm, in connection with the provision of services related to the audit of the Fund’s financial statements and certain non-audit services;

The following information replaces the paragraph in the section entitled “INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM” on page 60 of the Statement of Additional Information:

Grant Thornton LLP is the Independent Registered Public Accounting Firm for the Fund.

The following information replaces similar information in the section entitled “PORTFOLIO MANAGER DISCLOSURE” on page 9 of the Statement of Additional Information:

Richard Williams, Chief Investment Officer and Managing Director, joined FFTW in 1995. In his role as Chief Investment Officer, Mr. Williams chairs the Investment Strategy Group, which determines the investment strategy and sector allocations for all portfolios under the firm’s management. His primary portfolio responsibility is for global aggregate portfolios.

Effective September 26, 2005, the following information replaces similar information in the section entitled “PORTFOLIO MANAGER DISCLOSURE” on page 9 of the Statement of Additional Information:

Please refer to the table below for all portfolios managed by the Portfolio Managers listed above, sorted according to their role as a Primary or Secondary Portfolio Manager. This information is as of December 31, 2004 with respect to Richard Williams, David Marmon, Ken O’Donnell and Paul Zhao. This information is as of September 30, 2005 with respect to John Carey.

Primary Portfolio Manager
	John Carey	Richard Williams	David Marmon	Ken O'Donnell	Paul Zhao

Registered Investment Companies
Total Accounts Managed	0	0	1	1	0
Total Assets Managed	0	0	215	96	0
Accounts with Performance Fee	0	0	0	0	0
Assets with Performance Fee	0	0	0	0	0
Accounts without Performance Fee	0	0	1	1	0
Assets without Performance Fee	0	0	215	96	0

Other Pooled Investment Vehicles
Total Accounts Managed	0	0	1	0	0
Total Assets Managed	0	0	2,948	0	0
Accounts with Performance Fee	0	0	0	0	0
Assets with Performance Fee	0	0	0	0	0
Accounts without Performance Fee	0	0	1	0	0
Assets without Performance Fee	0	0	2,948	0	0

Other Accounts
Total Accounts Managed	17	43	12	16	13
Total Assets Managed	3,802	8,143	2,875	2,329	2,028
Accounts with Performance Fee	4	6	8	6	3
Assets with Performance Fee	344	1,760	1,673	1,253	782
Accounts without Performance Fee	13	37	4	10	10
Assets without Performance Fee	3,458	6,384	1,202	1,075	1,247

Total Accounts Managed	17	43	14	17	13
Total Assets Managed	3,802	8,143	6,039	2,424	2,028
Secondary Portfolio Manager
	John Carey	Richard Williams	David Marmon	Ken O'Donnell	Paul Zhao

Registered Investment Companies
Total Accounts Managed	4	0	1	0	0
Total Assets Managed	664	0	96	0	0
Accounts with Performance Fee	0	0	0	0	0
Assets with Performance Fee	0	0	0	0	0
Accounts without Performance Fee	4	0	1	0	0
Assets without Performance Fee	664	0	96	0	0

Other Pooled Investment Vehicles
Total Accounts Managed	0	0	0	0	0
Total Assets Managed	0	0	0	0	0
Accounts with Performance Fee	0	0	0	0	0
Assets with Performance Fee	0	0	0	0	0
Accounts without Performance Fee	0	0	0	0	0
Assets without Performance Fee	0	0	0	0	0

Other Accounts
Total Accounts Managed	0	4	13	1	6
Total Assets Managed	0	690	2,075	51	1,406
Accounts with Performance Fee	0	1	1	0	6
Assets with Performance Fee	0	50	56	0	1,406
Accounts without Performance Fee	0	3	12	1	0
Assets without Performance Fee	0	641	2,019	51	0

Total Accounts Managed	4	4	14	1	6
Total Assets Managed	664	690	2,171	51	1,406

Registered Investment Companies includes US Mutual Fund Clients
Other Pooled Investment Vehicles includes Pooled Trusts
Other Accounts includes: Banks, Central Banks & Official Institutions, Endowments, Foundations, Insurance clients, Non-US Mutual Fund clients, Corporate Cash clients, Pensions, Public Fund non-Pensions, Public Fund Pensions and others.

FFTW Mutual Funds not included in total

Effective September 26, 2005, the following information replaces paragraph 9 in the section entitled “COMPENSATION STRUCTURE” on page 13 of the Statement of Additional Information:

As of December 31, 2004, neither Richard Williams, David Marmon, Ken O’Donnell, nor Paul Zhao owned shares of any FFTW Portfolio. As of September 30, 2005, John Carey did not own shares of any FFTW Portfolio.